Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 36.0%
AMMB Holdings Bhd(a)	4,120,437	$3,091,673
CIMB Group Holdings Bhd	14,712,912	18,077,751
Hong Leong Bank Bhd	1,481,440	6,359,833
Hong Leong Financial Group Bhd	519,000	2,118,243
Malayan Banking Bhd	10,573,381	20,029,797
Public Bank Bhd	32,920,700	30,798,423
RHB Bank Bhd	4,138,602	5,185,961
		85,661,681

Beverages — 0.7%
Fraser & Neave Holdings Bhd(b)	290,400	1,773,120

Chemicals — 4.6%
Petronas Chemicals Group Bhd	5,429,300	10,957,865

Diversified Telecommunication Services — 1.4%
Telekom Malaysia Bhd	2,559,200	3,380,068

Electric Utilities — 4.8%
Tenaga Nasional Bhd	5,179,812	11,354,138

Electronic Equipment, Instruments & Components — 2.9%
Inari Amertron Bhd	6,821,700	6,786,875

Energy Equipment & Services — 2.3%
Dialog Group Bhd	8,933,354	5,423,185

Food Products — 11.4%
IOI Corp. Bhd	5,683,030	4,960,902
Kuala Lumpur Kepong Bhd	977,700	4,884,437
Nestle Malaysia Bhd	159,400	5,053,341
PPB Group Bhd	1,447,319	6,124,000
QL Resources Bhd	2,475,750	2,674,739
Sime Darby Plantation Bhd	3,908,355	3,419,262
		27,116,681
Gas Utilities — 3.0%
Petronas Gas Bhd	1,789,400	7,146,553

Health Care Equipment & Supplies — 6.1%
Hartalega Holdings Bhd	3,874,000	5,969,906
Kossan Rubber Industries Bhd	100,100	51,102
Supermax Corp. Bhd	149,453	66,715
Top Glove Corp. Bhd(b)	12,058,400	8,389,199
		14,476,922

Health Care Providers & Services — 2.6%
IHH Healthcare Bhd	3,969,100	6,201,277

Hotels, Restaurants & Leisure — 4.0%
Genting Bhd	4,843,200	5,059,974
Genting Malaysia Bhd	6,742,000	4,431,342
		9,491,316

Security	Shares	Value

Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	1,407,200	$2,539,409
Sime Darby Bhd	6,150,755	3,198,422
		5,737,831

Marine — 2.0%
MISC Bhd	3,027,120	4,771,832

Metals & Mining — 3.9%
Press Metal Aluminium Holdings Bhd	7,303,900	9,278,372

Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	673,700	3,183,338

Transportation Infrastructure — 2.3%
Malaysia Airports Holdings Bhd(a)	2,438,100	3,317,183
Westports Holdings Bhd	2,312,500	2,223,822
		5,541,005
Wireless Telecommunication Services — 7.8%
Axiata Group Bhd	6,220,500	5,760,406
DiGi.Com Bhd	7,030,100	6,960,826
Maxis Bhd	5,307,500	5,883,878
		18,605,110
Total Common Stocks — 99.5%
(Cost: $131,367,356)		236,887,169

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(c)(d)(e)	638,859	639,114
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	250,000	250,000
		889,114
Total Short-Term Investments — 0.4%
(Cost: $888,569)		889,114

Total Investments in Securities — 99.9%
(Cost: $132,255,925)		237,776,283

Other Assets, Less Liabilities — 0.1%		303,093

Net Assets—100.0%		$238,079,376

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,505,154	$—	$(7,865,853	)(a)	$885	$(1,072)	$639,114	638,859	$117,522	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—	(110,000	)(a)	—	—	250,000	250,000	3		—
					$885	$(1,072)	$889,114		$117,525		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	16	12/17/21	$970	$(38,931)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$134,237,474	$102,649,695	$—	$236,887,169
Money Market Funds	889,114	—	—	889,114
	$135,126,588	$102,649,695	$—	$237,776,283
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(38,931)	$—	$—	$(38,931)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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